Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Summary of Capitalized Costs for Oil and Gas Producing Activities
A.    Capitalized costs for oil and gas producing activities (unaudited):

	2025		2024	2023
Proved Properties	Ps.	3,273,348,015	3,182,017,349	2,992,418,072
Construction in progress	86,819,244		101,026,986	87,417,444
Accumulated depreciation and amortization	(2,421,521,619)		(2,346,799,094)	(2,246,990,816)
Net capitalized costs	Ps.	938,645,640	936,245,241	832,844,700

Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities
B.    Costs incurred for oil and gas property exploration and development activities (unaudited):

	2025		2024	2023
Exploration	Ps.	41,209,135	52,693,932	67,956,743
Development	93,948,810		123,422,798	171,348,160
Total costs incurred	Ps.	135,157,945	176,116,730	239,304,903

Summary of Results of Operations for Oil and Gas Producing Activities
C.    Results of operations for oil and gas producing activities (unaudited):

	2025		2024	2023
Revenues from sale of oil and gas	Ps.	364,098,725	895,464,369	931,509,764
Hydrocarbon duties	194,573,038		198,488,864	338,881,974
Production costs (excluding taxes)	237,304,196		321,010,191	347,603,900
Other costs and expenses	41,583,205		59,261,551	56,536,914
Exploration expenses	50,709,597		60,148,763	16,589,853
Depreciation, depletion, amortization and accretion	116,757,857		99,491,976	116,710,477
	640,927,893		738,401,345	876,323,118
Results of operations for oil and gas producing activities	Ps.	(276,829,168)	157,063,024	55,186,646

Summary of Results of Operations for Oil and Gas Producing Activities
D.    Sales prices (unaudited)
The following table summarizes average sales prices in U.S. dollars for each of the years ended December 31 (excluding production taxes):

Description	2025	2024	2023
	U.S.$	U.S.$	U.S.$
Weighted average sales price per barrel of oil equivalent (boe) (1)	47.34	57.73	54.76
Crude oil, per barrel	57.31	70.44	65.89
Natural gas, per thousand cubic feet	3.47	3.63	3.87
(1)To convert dry gas to barrels of oil equivalent, a factor of 5.201 thousand cubic feet of dry gas per barrel of oil equivalent is used.
Summary of Oil and Gas Proved Reserves
Summary of oil and gas (1) proved reserves as of December 31, 2025 based on average fiscal year prices

	Crude oil and Condensates (2)	Dry Gas (3)
	(in millions of barrels)	(in billions of cubic feet)
Proved developed and undeveloped reserves:
Proved developed reserves	3,162.1	7,054.0
Proved undeveloped reserves	2,189.8	3,971.9
Total proved reserves	5,351.9	11,025.9
Note: Numbers may not total due to rounding.
(1)PEMEX does not currently produce synthetic oil or synthetic gas, or other natural resources from which synthetic oil or synthetic gas can be produced.
(2)Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(3)Reserve volumes reported in this table are volumes of dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.
Disclosure of Proved Developed and Undeveloped Reserve
Crude oil and condensate reserves
(including natural gas liquids) (1)

	2025	2024	2023
	(in millions of barrels)
Proved developed and undeveloped reserves:
At January 1,	5,494	5,894	6,089
Revisions (2)	498	271	529
Extensions and discoveries	10	26	16
Production	(650)	(705)	(744)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	—	8	4
At December 31,	5,352	5,494	5,894
Proved developed reserves at December 31,	3,162	3,464	3,500
Proved undeveloped reserves at December 31,	2,190	2,031	2,394
Note: Numbers may not total due to rounding.
(1)Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(2)Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.
Source: PEMEX.
Dry Gas Reserves

	2025	2024	2023
	(in billions of cubic feet)
Proved developed and undeveloped reserves:
At January 1,	10,175	8,251	7,080
Revisions (1)	1,738	2,752	2,069
Extensions and discoveries	14	56	12
Production (2)	(901)	(888)	(917)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	—	4	7
At December 31,	11,026	10,175	8,251
Proved developed reserves at December 31,	7,054	5,773	4,314
Proved undeveloped reserves at December 31,	3,972	4,400	3,936
Note: Numbers may not total due to rounding.
(1)Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.
(2)Production refers here to dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.
Disclosure of standardized measure of discounted future net cash flows
Standardized measure of discounted future net cash flows as of December 31

	2025	2024	2023
	(in millions of U.S. dollars)
Future cash inflows	292,248	325,024	362,836
Future production costs (excluding profit taxes)	(115,212)	(108,034)	(157,758)
Future development costs	(32,375)	(26,880)	(26,082)
Future cash flows before tax	144,661	190,110	178,996
Future production and excess gains taxes	(81,100)	(98,122)	(135,723)
Future net cash flows	63,561	91,988	43,273
Effect of discounting net cash flows by 10%	(26,789)	(37,864)	(15,421)
Standardized measure of discounted future net cash flows	36,772	54,124	27,852
Note: Table amounts may not total due to rounding.
Disclosure of Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in standardized measure of discounted future net cash flows

	2025	2024	2023
	(in millions of U.S. dollars)
Sales of oil and gas produced, net of production costs	(38,587)	(34,933)	(41,751)
Net changes in prices and production costs	(24,622)	37,159	(96,667)
Extensions and discoveries	279	921	540
Development cost incurred during the year	5,229	6,011	8,657
Changes in estimated development costs	(6,704)	(7,629)	(6,012)
Reserves revisions and timing changes	12,147	13,860	16,737
Accretion of discount of pre-tax net cash flows	10,622	7,192	18,679
Net changes in production and excess gains taxes	24,284	3,691	64,747
Aggregate change in standardized measure of discounted future net cash flows	(17,352)	26,272	(35,070)
Standardized measure:
As of January 1	54,124	27,852	62,922
As of December 31	36,772	54,124	27,852
Change	(17,352)	26,272	(35,070)
Note: Table amounts may not total due to rounding.